Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 4,947,258	¥ 4,771,491
Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	90,868	66,376
30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	39,946	19,383
90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	50,922	46,993
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,070,449	2,299,307
Consumer borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	8,452	14,621
Consumer borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,994	4,574
Consumer borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,458	10,047
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,947,461	2,056,959
Consumer borrowers | Real estate loans | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,242	3,920
Consumer borrowers | Real estate loans | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,064	1,739
Consumer borrowers | Real estate loans | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,178	2,181
Consumer borrowers | Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	72,353	171,635
Consumer borrowers | Card loans | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	1,878
Consumer borrowers | Card loans | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	514
Consumer borrowers | Card loans | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	1,364
Consumer borrowers | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	50,635	70,713
Consumer borrowers | Other | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,210	8,823
Consumer borrowers | Other | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,930	2,321
Consumer borrowers | Other | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,280	6,502
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,469,857	1,357,086
Corporate borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	40,045	26,991
Corporate borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	12,576	5,628
Corporate borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	27,469	21,363
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	145,286	124,499
Corporate borrowers | Non-recourse Loans | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	50,263	38,654
Corporate borrowers | Non-recourse Loans | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,628	1,494
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,502	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,126	1,494
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	334,506	296,228
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	228	378
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	59,759	79,645
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	18,699	15,030
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	113	159
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,080	1,412
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	115	219
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	17,619	13,618
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	180,896	160,530
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,021	2,484
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	699,147	657,530
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	15,469	7,605
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,666	1,366
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,215	2,691
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	355	1,118
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	8,254	4,914
Loans to Equity Method Investees
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	251,929	27,535
Loans to Equity Method Investees | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,155,023	1,087,563
Net investment in leases | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	42,371	24,764
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	624,094	632,120
Net investment in leases | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,897	7,079
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	530,929	455,443
Net investment in leases | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	35,474	17,685
Net investment in leases | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	23,376	9,181
Net investment in leases | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,525	2,648
Net investment in leases | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	20,851	6,533
Net investment in leases | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	18,995	15,583
Net investment in leases | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,372	4,431
Net investment in leases | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 14,623	¥ 11,152